Consolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Summary of Consolidated Financial Statements of Group include the Subsidiaries

The Consolidated Financial Statements of the Group include the following subsidiaries, each of which serves a different vertical or a provides a specific service according to the needs of the Group:

			% of equity interest held by Dlocal
Entity name	Country of incorporation	Principal activities	2023		2022
Dlocal Group Limited	Malta	Holding Company	100%		100%
Dlocal Limited	Malta	Payments provider	99.999%		99.999%
Dlocal Markets Limited	Malta	Holding Company	100%		100%
Dlocal Hold Ops Limited	Cayman Islands	Holding Company	100%	(3)	100%
Dlocal LLP	United Kingdom	Payments provider	99.999%		99.990%
Dlocal Corp LLP	United Kingdom	Payments provider	99.99%		99.99%
Dlocal OpCo UK LTD	United Kingdom	Payments provider	100%	(3)	100%
Dlocal Inc.	United States of America	Holding Company	-	(4)	100%
Dlocal Technologies S.A.	Uruguay	Service provider	100%		100%
Dlocal Uruguay S.A.	Uruguay	Collection entity	100%		100%
Dlocal PTE Limited	Singapore	Holding Company	100%		100%
Dlocal Argentina S.A.	Argentina	Collection entity	100%		100%
Demerge Arg. S.A.	Argentina	Service provider	100%		100%
Dlocal Services Arg S.A.	Argentina	Service provider	100%		100%
Demerge Services Arg S.A.	Argentina	Service provider	100%	(3)	100%
DLocal Bangladesh Limited	Bangladesh	Collection entity	100%		100%
Demerge Bolivia S.R.L.	Bolivia	Collection entity	97%	(3)	100%
Dlocal Brasil Holding Financeira	Brazil	Holding Company	100%		100%
Dlocal Brasil Instituição de Pagamento S.A.	Brazil	Collection entity	100%		100%
Demerge Brasil Facilitadora de Pagamentos Ltda.	Brazil	Collection entity	100%		100%
Webpay Brasil Pagamentos Ltda.	Brazil	Collection entity	100%	(3)	100%
Demerge Cameroun SARL	Cameroon	Collection entity	100%	(3)	100%
Dlocal Chile SPA	Chile	Collection entity	100%		100%
Demerge Chile SPA	Chile	Collection entity	100%		100%
Pagos y Servicios Limitada	Chile	Collection entity	99%		99%
FCA Chile 2 Spa	Chile	Collection entity	100%	(3)	100%
Dlocal Colombia S.A.S.	Colombia	Collection entity	100%		100%
Demerge Colombia S.A.S.	Colombia	Collection entity	100%		100%
Kupa Colombia S.A.S.	Colombia	Collection entity	100%	(3)	100%
Dlocal Costa Rica SRL	Costa Rica	Collection entity	100%	(3)	100%
Demerege Ecuador S.A. (1)	Ecuador	Collection entity	100%		100%
Dlocal Egypt LLC	Egypt	Collection entity	100%		100%
Dlocal El Salvador S.A de C.V.	El Salvador	Collection entity	99.95%	(3)	100%
dLocal Ghana Limited Company	Ghana	Collection entity	100%	(3)	100%
Demerge Guatemala S.A.	Guatemala	Collection entity	99.94%	(3)	100%
Dlocal Honduras S.A.	Honduras	Collection entity	100%	(3)	100%
Depansum Solutions Private Limited	India	Collection entity	99%		99%
Dlocal India Pvt Limited	India	Collection entity	99.99%		99.99%
Guisol Solutions Private Limited	India	Collection entity	100%	(3)	100%
PT Dlocal Solutions Indonesia	Indonesia	Collection entity	99%		100%
Dlocal Israel Limited	Israel	Service provider	100%		100%
Dlocal SARL	Ivory Coast	Collection entity	100%	(3)	100%
Demerge Japan Ltd	Japan	Collection entity	100%	(3)	66.6%
Dlocal Payments Kenya Limited	Kenya	Collection entity	90%	(3)	100%
Depansum Malaysia SDN. BHD.	Malaysia	Collection entity	95%	(3)	100.0%
Demerge Mexico S.A. de C.V.	Mexico	Collection entity	99.99%		99.999%
Dlocal Mexico S.A. DE C.V.	Mexico	Collection entity	99.99%		99.999%
Dlocal Technologies Mexico S.A. DE C.V.	Mexico	Service provider	99.99%		100%
DLocal Morocco SARL AU	Morocco	Collection entity	100%		100%
Demerge Nigeria Limited	Nigeria	Collection entity	100%		100%
Dlocal Panama S.A.	Panama	Collection entity	100%		100%
Dlocal Paraguay S.A.	Paraguay	Collection entity	100%		100%
Demerge Peru S.A.C.	Peru	Collection entity	99%		99%
Depansum Perú S.A.C	Peru	Collection entity	100%	(3)	100%
Dlocal Payments Philippines Incorporated	Philippines	Collection entity	100%	(3)	100%
Demerge República Dominicana SAS	Dominican Republic	Collection entity	99.99%		99.99%
Dlocal Rwanda Ltd.	Rwanda	Collection entity	100%	(3)	100%
Depansum PTY Limited	South Africa	Collection entity	100%		100%
DLP South Africa PTY Ltd.	South Africa	Collection entity	100%	(3)	100%
Dlocal Tanzania LTD	Tanzania	Collection entity	99%	(3)	100%
Demerge (Thailand) Co. LTD (2)	Thailand	Collection entity	49%	(3)	49%
Dlocal Uganda LTD	Uganda	Collection entity	100%	(3)	100%
Dlocal Payment Services L.L.C.	United Arab Emirates	Collection entity	100%	(3)	100%
Dlocal US LLC	United States of America	Service provider	100%	(3)	100%
Dlocal Holding Uruguay S.A. (Formerly CILFUR S.A.)	Uruguay	Service provider	100%	(3)	100%
DEMERGE URUGUAY S.A. (Formerly 'Maubek S.A.')	Uruguay	Service provider	100%	(3)	100%
DLOCAL SERVICES URUGUAY S.A. (Formerly 'Harpot S.A.')	Uruguay	Collection entity	100%	(3)	100%
Dlocal Vietnam Company Limited	Vietnam	Collection entity	100%	(3)	100%
Depansum Arg S.A.	Argentina	Collection entity	99%	(5)	-
Demerge España SL	Spain	Collection entity	100%	(5)	-
Demerge Senegal SAURL	Senegal	Collection entity	100%	(5)	-
PT Dlocal Services Gateway (Indonesia)	Indonesia	Collection entity	85%	(5)	-

PT Dlocal Payment Solutions (Indonesia)	Indonesia	Collection entity	85%	(5)	-
Depansum Limited (Kenya)	Kenya	Collection entity	99%	(5)	-
Dlocal Developments Arg S.A.	Argentina	Collection entity	95%	(5)	-
Dlocal Payments Private Limited (India)	India	Collection entity	99%	(5)	-
Dlocal Nigeria Limited	Nigeria	Collection entity	99.99%	(5)	-
Kupa IMTO Nigeria Limited	Nigeria	Collection entity	99.99%	(5)	-
Delocal Al-Arabia Co. (Saudi Arabia)	Saudi Arabia	Collection entity	100%	(5)	-

(1)

Although dLocal was the owner of 0.15% of Demerege Ecuador S.A., the Group controls its operations according to the guidelines in IFRS 10. On July 1, 2022, dLocal acquired the remaining 99.85% of the subsidiary.

(2)	Although dLocal is the owner of 49% of Demerge (Thailand) Co. LTD, the Group controls its operations and has de facto control according to the guidelines in IFRS 10.
(3)

The Group has determined that the acquisition or incorporation of these subsidiaries during 2022 does not constitute a business according to IFRS 3. A business is defined in IFRS 3 as “an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing goods or services to customers, generating investment income (such as dividends or interest) or generating other income from ordinary activities”.

(4)	DLocal Inc. was liquidated on July, 2023.
(5)	New subsidiaries incorporated during 2023.